Note 25 - Contingencies (Details Textual)	Feb. 26, 2018 GBP (£)
Statement Line Items [Line Items]
Claim damage related to notice period in service agreement, litigation	£ 615,600
Claim damage related to shares due to plaintiff and other unquantified amounts related to bonuses, litigation	£ 540,000